INTANGIBLE ASSETS AND GOODWILL 10K (Tables)	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS AND GOODWILL [Abstract]
Intangible assets
All changes in goodwill between December 31, 2013 and December 31, 2012, relate to foreign currency translation.  Intangible assets consist of the following (in thousands):

	USA Segment			Brazil Segment		Total
	Patents	Trademarks	Customer Lists	Trademarks	Customer Lists	Intangible Assets
December 31, 2013
Cost	$1,697	$48	$2,677	$2,964	$1,084	$8,470
Accumulated amortization	(1,170)	(41)	(2,466)	(2,472)	(904)	(7,053)
Net book value	$527	$7	$211	$492	$180	$1,417

December 31, 2012
Cost	$1,697	$48	$2,677	$3,418	$1,250	$9,090
Accumulated amortization	(1,029)	(38)	(2,222)	(2,362)	(864)	(6,515)
Net book value	$668	$10	$455	$1,056	$386	$2,575

Estimated useful lives	17 years	7 years	7 years	7 years	7 years